CONSOLIDATED STATEMENTS OF EQUITY (UNAUDITED) (USD $) In Thousands	Qualitytech, LP [Member] Partnership Units [Member] General Partner [Member] USD ($)	Qualitytech, LP [Member] Partnership Units [Member] Limited Partner [Member] USD ($)	Qualitytech, LP [Member] Partnership Units [Member]	Qualitytech, LP [Member] USD ($)	Partnership Units [Member]	Partners Capital [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Dividends in Excess of Earnings [Member] USD ($)	Total stockholders' Equity [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Total USD ($)
Beginning balance at Dec. 31, 2010	$ 2	$ 40,007		$ 40,009
Beginning balance at Dec. 31, 2010						40,009							40,009
Beginning balance, shares at Dec. 31, 2010	1	16,049			16,050
Equity-based compensation expense		765		765		765							765
Net income (loss)	(1)	(908)		(909)		(909)							(909)
Ending balance at Dec. 31, 2011		39,864		39,865		39,865
Ending balance at Dec. 31, 2011													39,865
Ending balance, shares at Dec. 31, 2011	1	16,049			16,050
Equity-based compensation expense		412		412		412							412
Issuance of RS LTIP Units		150			150
Equity investment in Class D units, net of costs		91,935		91,935		91,935							91,935
Equity investment in Class D units, net of costs, shares		3,680			3,680
PIK settlement		2,294			2,294
Other comprehensive loss		(766)		(766)		(766)							(766)
Net income (loss)	(1)	(9,766)		(9,767)		(9,767)							(9,767)
Ending balance at Dec. 31, 2012		121,679		121,679		121,679
Ending balance at Dec. 31, 2012													121,679
Ending balance, shares at Dec. 31, 2012	1	22,173			22,174
Equity-based compensation expense				1,305
Ending balance at Sep. 30, 2013
Beginning balance at Dec. 31, 2012						121,679
Beginning balance at Dec. 31, 2012													121,679
Beginning balance, shares at Dec. 31, 2012					22,174
Equity-based compensation expense						1,369							1,369
Member advances exchanged for LP units						10,000							10,000
Member advances exchanged for LP units, shares					400
Partnership distributions						(7,633)							(7,633)
Other comprehensive loss						220							220
Net income (loss)						(152)							(152)
Ending balance at Oct. 14, 2013						125,483
Ending balance at Oct. 14, 2013													125,483
Ending balance, shares at Oct. 14, 2013					22,574
Beginning balance at Dec. 31, 2012		121,679		121,679
Beginning balance, shares at Dec. 31, 2012		22,173
Net proceeds from IPO		279,059		279,059
Net proceeds from IPO, shares		14,197
Equity-based compensation expense				1,960
Equity-based compensation expense, net of equity awards repurchased		1,947		1,947
Member advances exchanged for LP units		10,000		10,000
Member advances exchanged for LP units, shares		400
Partnership distributions		(9,645)		(9,645)
Other comprehensive loss		(233)		(233)
Dividend to shareholders		(6,953)		(6,953)
Net income (loss)		3,850		3,850
Ending balance at Dec. 31, 2013		399,704		399,704
Ending balance, shares at Dec. 31, 2013	1	36,770
Beginning balance at Oct. 14, 2013						125,483
Beginning balance at Oct. 14, 2013											125,483		125,483
Beginning balance, shares at Oct. 14, 2013					22,574
Reclassify partners capital						(125,483)	148	39,338			(85,997)	85,997
Reclassify partners capital, shares					(22,574)		14,776
Net proceeds from IPO							141	278,918			279,059		279,059
Net proceeds from IPO, shares							14,197
Equity-based compensation expense								578			578		578
Other comprehensive loss									(357)		(357)	(96)	(453)
Dividend to shareholders										(6,953)	(6,953)		(6,953)
Distribution to noncontrolling interests												(2,012)	(2,012)
Net income (loss)										3,154	3,154	848	4,002
Ending balance at Dec. 31, 2013							289	318,834	(357)	(3,799)	314,967	84,737	399,704
Ending balance, shares at Dec. 31, 2013	1	36,770	36,770
Ending balance, shares at Dec. 31, 2013							28,973
Beginning balance at Dec. 31, 2013		399,704		399,704
Issuance of shares through equity award plan							1	(1)
Issuance of shares through equity award plan, shares			44				44
Equity-based compensation expense		2,901		2,901				2,286			2,286	615	2,901
Partnership distributions		(7,188)		(7,188)
Other comprehensive loss		453		453					357		357	96	453
Dividend to shareholders		(25,245)		(25,245)						(25,245)	(25,245)		(25,245)
Distribution to noncontrolling interests												(7,188)	(7,188)
Net income (loss)		13,255		13,255						10,445	10,445	2,810	13,255
Ending balance at Sep. 30, 2014		383,880		383,880
Ending balance at Sep. 30, 2014							$ 290	$ 321,119		$ (18,599)	$ 302,810	$ 81,070	$ 383,880
Ending balance, shares at Sep. 30, 2014	1		36,814
Ending balance, shares at Sep. 30, 2014							29,017